11. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of loss before taxes
	December 31, 2015	December 31, 2014
Domestic	$1,706,722	$3,646,424
Foreign	375,921	403,289
	$2,082,643	$4,049,713

Company effective tax rate on U.S statutory rate
	Year Ended December 31,
	2015	2014

US statutory rate	$ (728,925)	$ (1,417,399)
Tax difference between foreign and U.S.	28,528	28,909
Change in Valuation Allowance	(700,397)	(1,388,490)
Tax Provision	$ -	$ -

Summary of deferred tax assets and valuation allowance
	December 31, 2015	December 31, 2014
Operating loss carry-forward	$5,600,000	$4,800,000
Deferred tax asset before Valuation allowance	5,600,000	4,800,000
Valuation allowance	(5,600,000)	(4,800,000)
Net deferred tax asset	$—	$—